Intangible Assets, Net and Goodwill - Additional Information (Detail) $ in Thousands			1 Months Ended							12 Months Ended
	Aug. 31, 2022 MXN ($)	May 31, 2022 MXN ($)	Sep. 30, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Nov. 30, 2021 MXN ($)	Feb. 28, 2021 MXN ($)	Feb. 29, 2020 MXN ($) Band	Feb. 29, 2020 USD ($) Band	Jan. 31, 2020 MXN ($) Pair	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 1,752,128
Mexico [member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 721,647
ARGENTINA
Disclosure of intangible assets and goodwill [line items]
Amount paid for license				$ 304,386
ARGENTINA | ENACOM [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 411,930
NICARAGUA | Renewal of Mobile Frequency [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 357,478
Estimated useful life of intangible assets		20 years
Acquisitions 2020 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets												$ 19,088,689
Acquisitions 2021 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets											18,873,860
Acquisitions 2022 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets										$ 18,065,088
FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 2,008,503
Licence Expiration Year											2041 years
Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 706,900
Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Number of brands | Band							2,500	2,500
Claro Brazil [Member] | FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license					$ 17,789,163
30 Mhz spectrum [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license							$ 9,246,825	$ 30
Estimated useful life of intangible assets							20 years	20 years
400 MHZ [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												1,806,875
Puerto Rico Argentina Guatemala Panam And Others Countries [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												1,701,682
CTE [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 620,052
Number of pair of frequencies | Pair									12
Claro [Member] | Software Development Platform [Member] | BRAZIL
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										321,569
Dominican Republic, Paraguay, Costa Rica and Colombia [Member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 208,866
Slovenia [member] | Twenty Twenty Business Acquisition [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												$ 1,704,280
El Salvador [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 139,363
Estimated useful life of intangible assets						20 years
Colombia [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 1,599,473
Colombia [member] | Top of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year											3 years
Colombia [member] | Bottom of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year											2 years
Chile [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 411,375
Estimated useful life of intangible assets						10 years